Revenue Recognition (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition [Abstract]
Contract with customer asset	$ 141	$ 111	$ 346
Allowance	112	128	$ 149
Contract with customer liability	$ 414